UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    January 4, 2005

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,555       76,211 SH                     0   0     0
Agilent Technologies COM             00846u 10 1      383       15,890 SH                     0   0     0
American InternationaCOM             026874 10 7    2,646       40,291 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    1,857       28,952 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    4,490       88,513 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,958       66,691 SH                     0   0     0
Bank of America Corp COM             060505 10 4      255        5,418 SH                     0   0     0
Baxter International COM             071813 10 9    3,159       91,448 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    3,285	    57,833 SH                     0   0     0
Bell South           COM             079860 10 2    1,542       55,471 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,333          454 SH                     0   0     0
Boeing               COM             097023 10 5    2,096       40,492 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    4,406       75,446 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    2,019       78,822 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    3,264       86,592 SH                     0   0     0
ChevronTexaco        COM             166764 10 0    2,933       55,864 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,509      129,868 SH                     0   0     0
Citigroup Inc        COM             172967 10 1    1,181       24,503 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,337       56,134 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,586       48,302 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,244       37,369 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    1,797       20,698 SH                     0   0     0
Corning Inc          COM             219350 10 5      547       46,510 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    3,103       64,104 SH                     0   0     0
Disney               COM             254687 10 6    2,059       74,049 SH                     0   0     0
Dow Jones            COM             260561 10 5    1,089       25,300 SH                     0   0     0
DuPont               COM             263534 10 9      506       10,316 SH                     0   0     0
EMC Corp             COM             268648 10 2    1,261       84,810 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,557       62,684 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,459       20,807 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,885       56,291 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      368        7,775 SH                     0   0     0
First Data Corp.     COM             319963 10 4      906       21,300 SH                     0   0     0
Freescale Semi Cl B  COM             35687M 20 6      245       13,356 SH                     0   0     0
Gannett              COM             364730 10 1    3,661       44,808 SH                     0   0     0
General Electric     COM             369604 10 3    4,041      110,709 SH                     0   0     0
General Mills	   COM             370334 10 4    1,772       35,652 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      654       10,656 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,073      146,561 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,584       60,453 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      701       14,500 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      438        8,377 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       84       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    4,561      194,997 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    6,442       65,351 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,816       91,706 SH                     0   0     0
Kansas City Life Ins COM             484836 10 1      200        4,200 SH                     0   0     0
Kroger Company       COM             501044 10 1      425       24,236 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      846       18,350 SH                     0   0     0
Liberty Media New    COM             530718 10 5    1,687      153,697 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       98       26,074 SH                     0   0     0
Masco Corp           COM             574599 10 6    3,528       96,567 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    3,394       87,920 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      750       10,450 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      282        5,675 SH                     0   0     0
Merck                COM             589331 10 7    1,375       42,768 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,788      104,359 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    1,620       19,740 SH                     0   0     0
Motorola             COM             620076 10 9    2,192      127,466 SH                     0   0     0
New York Times Class CL  A           650111 10 7    2,907       71,248 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5    1,013 	    73,848 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    5,358      102,646 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    7,473      277,897 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,307       60,046 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4    1,234       19,580 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,606      101,117 SH                     0   0     0
Schlumberger         COM             806857 10 8    3,066       45,790 SH                     0   0     0
Servicemaster        COM             81760N 10 9      231       16,776 SH                     0   0     0
Snap On Tools        COM             833034 10 1      989       28,787 SH                     0   0     0
Sysco Corp.          COM             871829 10 7      639       16,733 SH                     0   0     0
Target Corporation   COM             87612e 10 6    4,335       83,476 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    1,403       72,146 SH                     0   0     0
Tribune Co           COM             896047 10 7    2,222       52,719 SH                     0   0     0
Tribune / Time WarnerPFD CV 2%       896047 30 5    1,475       16,239 SH                     0   0     0
U S T Inc            COM             902911 10 6      773       16,075 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8    1,816       27,005 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,554       29,880 SH 		          0   0     0
Unocal               COM             915289 10 2      338        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,411       84,209 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8      907       24,929 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,615       95,520 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,356       25,679 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,680       43,115 SH                     0   0     0
Wyeth                COM		 983024 10 0    4,005  	    94,035 SH  	 	          0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      645      400,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      781      795,000 PRN                    0   0     0